REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2021
Reverse Stock Split
REVERSE STOCK SPLIT

NOTE 16 – REVERSE STOCK SPLIT

On October 7, 2022, we filed a Definitive Information Statement wherein a majority of our stockholders approved an amendment to our Articles of Incorporation to: authorized a reverse stock split ranging between a ratio of 1-for-50 and 1-for-125, to be determined by the Board of Directors prior to the effective time of the amendment to the Articles of Incorporation. On January 18, 2023, Clean Energy Technologies, In, a Nevada corporation (the “Company”) received approval from FINRA to conduct reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.001 per share (the “Common Stock”), at a ratio of one (1) share of common stock for every forty (40) shares of common stock (the “Reverse Stock Split”). The Company filed an Amendment to Articles of Incorporation (the “Amendment”) with the Secretary of State of the State of Nevada to effectuate the Reverse Stock Split on January 9, 2023. On September 26, 2022, the Board of Directors of the Company and approximately 71% of the shareholders of the Company approved a reverse stock split in the range of 1:10 – 1:125. On January 6, 2023 the reverse split ratio was fixed at 1:40, by the unanimous vote of the Board of Directors and approval by approximately 71% of the Company’s shareholders. The Reverse Stock Split was effective as of the opening of trading on January19, 2023 (the “Effective Time”) and the Company’s common stock continued trading on the OTCQB market on a post-split basis when the market opened on January 19, 2023 under the symbol “CETYD” for 20 days after which time the symbol will revert to “CETY.” Fractional shares will not be issued and the final number of shares will be rounded up to the next whole share.

The company effected a 1-for-40 reverse split on Jan 19, 2023.  All per-share references throughout the offering are presented on a post-split basis.